Related Party Balance and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

Movement of the allowance for accounts receivable were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	6,170	6,170	6,170	4,628
Addition	-	2,750	-	-
Write-off	-	(2,750)	-	-
Balance at end of the year	6,170	6,170	6,170	4,628

Schedule of Due to Related Parties and Related Party Transactions

As of December 31, 2024 and June 30, 2025, the balances of amount due to related parties were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Due to related parties
Kelvin Ang	522,847	30,772	23,387
Total	522,847	30,772	23,387

e.	Related party transactions

	For the six months ended June 30, 2024	For the six months ended June 30, 2025	For the six months ended June 30, 2025
	SGD	SGD	USD
Fastfixs Systems Pte Ltd
Consultation fee	141,000	200,000	152,000
Supply of labour	107,320	129,385	98,333
54 Pandan Road Pte Ltd
Rental of warehouse	360,000	360,000	273,600

As of December 31, 2023 and 2024, the balances of amount due to related parties were as follows:

	2023	2024	2024
	SGD	SGD	USD
Due to related parties
Kelvin Ang	83,388	522,847	392,136
Total	83,388	522,847	392,136

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

d.	Related party transactions

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Fine Build-Ninefold Group Construction Company (Private) Limited
Supply construction material	25,633	-	-	-
54 Pandan Road Pte Ltd
Rental of warehouse	30,000	-	720,000	540,000
Fastfixs Systems Pte Ltd
Consultation fee	-	138,000	217,500	163,125
Supply of labors	-	43,004	263,034	197,276

Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

As of December 31, 2024 and June 30, 2025, the balances of Accounts receivable – related party were as follows:

		December 31, 2024	June 30, 2025	June 30, 2025
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	961,143	837,648	636,612
Allowance for expected credit losses	(1)	(961,143)	(837,648)	(636,612)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

Movement of the allowance of expected credit losses were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Beginning balance	971,780	961,143	720,857
Exchange rate effect	(10,637)	(123,495)	(84,245)
Ending balance	961,143	837,648	636,612

As of December 31, 2023 and 2024, the balances of Accounts receivable – related party were as follows:

		2023	2024	2024
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	971,780	961,143	720,857
Allowance for credit loss	(1)	(971,780)	(961,143)	(720,857)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Movement of the allowance for credit loss were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	970,573	990,941	971,780	728,835
Exchange rate effect	20,368	(19,161)	(10,637)	(7,978)
Balance at end of the year	990,941	971,780	961,143	720,857

Schedule of Other Receivable Related Party Allowance for Credit Loss

As of December 31, 2024 and June 30, 2025, the balances of other receivables-related parties were as follows:

		December 31, 2024	June 30, 2025	June 30, 2025
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(2)	593,390	556,530	422,963
Allowance for expected credit losses	(2)	(593,390)	(556,530)	(422,963)
Ang Poh Hwee	(3)	30,000	30,000	22,800
Total		30,000	30,000	22,800

Movements of the allowance for expected credit losses were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Beginning balance	575,200	593,390	445,043
Exchange rate effect	18,190	(36,860)	(22,080)
Ending balance	593,390	556,530	422,963

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for expected credit loss.

(2)	Management service provided to the Joint Venture company.

(3)	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.

As of December 31, 2023 and 2024, the balances of other receivables-related parties were as follows:

		2023	2024	2024
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	575,200	593,390	445,043
Allowance for credit loss	(3)	(575,200)	(593,390)	(445,043)
54 Pandan Road Pte Ltd	(2)	212,794	-	-
Ang Poh Hwee	(4)	30,000	30,000	22,500
Total		242,794	30,000	22,500

Movement of the allowance for credit loss were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	589,638	586,542	575,200	431,400
Exchange rate effect	(3,096)	(11,342)	18,190	13,643
Balance at end of the year	586,542	575,200	593,390	445,043

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.
(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10, 2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has fully collected the loan from 54 Pandan Road Pte Ltd.
(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf of the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.